The movement in the Government Grant during the year was as follows: (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other Financial Assets Current
At 01 April	₨ 48,813	₨ 54,594
Recorded/ (trued- up) in statement of profit or loss		(5,781)
Sale of SEIS	47,924
Loss on sale of SEIS	(889)
At 31 March		₨ 48,813